Disposal of assets and other changes in organizational structure (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Assets Classified as Held for Sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	Operating segment				06.30.2019	12.31.2018
	E&P	Distribution	Gas & Power	Corporate (*)	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	—	—	492	492	40
Trade receivables	—	966	8	462	1,436	39
Inventories	—	772	19	—	791	47
Investments	773	10	—	—	783	973
Property, plant and equipment	2,510	1,705	82	—	4,297	745
Others	112	1,346	94	470	2,022	102

Total	3,395	4,799	203	1,424	9,821	1,946

Liabilities on assets classified as held for sale
Trade Payables	—	248	20	—	268	1
Finance debt	—	—	—	2,516	2,516	—
Provision for decommissioning costs	1,088	—	—	—	1,088	932
Others	—	801	7	1,064	1,872	50

Total	1,088	1,049	27	3,580	5,744	983

(*)	It refers to BR’s assets and liabilities.

Summary of Discontinued Operation in Statement of Income

Statement of income for the discontinued operation

	Jan-Jun/ 2019	Jan-Jun/ 2018	2Q-2019	2Q-2018
Sales revenues	4,822	6,011	2,396	2,654
Cost of sales	(4,071)	(5,178)	(2,067)	(2,289)

Gross profit	751	833	329	365

Income (expenses)
Selling expenses	(379)	(428)	(184)	(210)
General and administrative expenses	(100)	(114)	(48)	(55)
Other taxes	(13)	(15)	(3)	(6)
Other income and expenses	(54)	(92)	(18)	(53)

	(546)	(649)	(253)	(324)

Income before finance income (expense), results in equity-accounted investments and income taxes	205	184	76	41

Net finance income (expense)	120	66	48	82
Results of equity-accounted investments	1	(1)	—	—

Net income before income taxes	326	249	124	123

Income taxes	(122)	(100)	(47)	(50)

Net income for the period from discontinued operations	204	149	77	73

Summary of Discontinued Operation in Cash Flow

Statement of cash flows for the discontinued operation

	Jan-Jun/ 2019	Jan-Jun/ 2018
Cash flows from Operating activities
Net income for the period	204	149
Adjustments for:
Pension and medical benefits (actuarial expense)	62	64
Depreciation, depletion and amortization	66	62
Foreign exchange, indexation and finance charges	(111)	(68)
Deferred income taxes, net	120	100
Others	93	11
Decrease (Increase) in assets
Trade and other receivables, net	303	146
Other assets	(166)	54
Increase (Decrease) in liabilities
Trade payables	(49)	(170)
Pension and medical benefits	(134)	(27)
Other liabilities	(30)	(23)
Income taxes paid	(102)	—

Net cash provided by operating activities	256	298

Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(68)	(50)
Divestment (Investment) in marketable securities	14	81
Others	3	1

Net cash (used in) provided by investing activities	(51)	32

Cash flows from Financing activities
Repayment of principal	(30)	(34)
Repayment of interest	(51)	(55)
Dividends paid to Shareholders of Petrobras	(387)	—
Others	(27)	20

Net cash used in financing activities	(495)	(69)